UNAUDITED CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Sales revenues	[1]	$ 9,481	$ 18,502	$ 26,624	$ 37,305
Cost of sales		(6,064)	(10,800)	(15,943)	(23,013)
Gross profit		3,417	7,702	10,681	14,292
Selling expenses		(1,246)	(935)	(2,581)	(1,838)
General and administrative expenses		(291)	(559)	(702)	(1,123)
Exploration costs		(65)	(100)	(169)	(274)
Research and development expenses		(68)	(146)	(163)	(284)
Other taxes		(245)	(66)	(363)	(159)
Impairment of assets			(27)	(13,371)	(20)
Other income and expenses		499	4,016	242	2,882
Income (expenses)		(1,416)	2,183	(17,107)	(816)
Income (loss) before finance income (expense), results of equity-accounted investments and income taxes		2,001	9,885	(6,426)	13,476
Finance income		108	332	282	589
Finance expenses		(1,134)	(1,591)	(2,756)	(3,368)
Foreign exchange gains (losses) and inflation indexation charges		(1,231)	(928)	(4,334)	(1,643)
Net finance income (expense)		(2,257)	(2,187)	(6,808)	(4,422)
Results of equity-accounted investments		(211)	120	(509)	251
Net income (loss) before income taxes		(467)	7,818	(13,743)	9,305
Income taxes		31	(2,960)	3,331	(3,449)
Net income (loss) from continuing operations for the period		(436)	4,858	(10,412)	5,856
Net income from discontinued operations for the period			77		204
Net income (loss) for the period		(436)	4,935	(10,412)	6,060
Net income (loss) attributable to shareholders of Petrobras		(417)	4,811	(10,132)	5,881
Net income (loss) from continuing operations		(417)	4,756	(10,132)	5,735
Net income (loss) from discontinued operations			55		146
Non-controlling interests		(19)	124	(280)	179
Net income (loss) from continuing operations		(19)	102	(280)	121
Net income (loss) from discontinued operations			$ 22		$ 58
Basic and diluted earnings (losses) per common and preferred share - in U.S. dollars		$ (0.03)	$ 0.37	$ (0.78)	$ 0.45

[1]	Sales revenues by business segment are set out in note 9.